Basis of Presentation and Significant Accounting Policies (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	May 09, 2012 Amended ABL Revolver	Dec. 02, 2012 Amended ABL Revolver
Debt Issuance Costs
Additional expense arising from prepayments	$ 2.0	$ 0.6	$ 2.7
Deferred costs in connection with amendment of debt				1.2
Debt issuance costs not yet paid					0.3
Royalty Income and Expense
Gross royalty income	20.1	19.4	17.6
Royalty expense			0.1
Advertising Costs
Advertising expenses, including cooperative advertising	$ 167.3	$ 156.1	$ 140.4